Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“Other NEOs”) ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:			Net Income ($mm)	Company-Selected Measure: EEPS ($)(6)
					TSR (Calculated per Item 201(e) of Reg S-K) ($)	Peer Group TSR (Calculated per Item 201(e) of Reg S-K) ($)(4)	Index TSR (Calculated per Item 201(e) of Reg S-K) ($)(5)
2022	13,743,212	12,828,868	5,648,688	5,766,400	188	130	123	1,388.1	20.14
2021	9,063,156	50,596,233 (7)	3,960,965	20,157,628 (7)	195	172	142	890.1	18.28
2020	7,632,026	19,261,168	2,346,688	4,558,555	121	116	114	427.0	13.36

(1)	For each of 2022, 2021, and 2020, represents the total compensation as reported in the Summary Compensation Table for Mr. Horgen, the Company’s President and Chief Executive Officer.
(2)

“Compensation Actually Paid” represents a new calculation of compensation under SEC rules that differs significantly from the Summary Compensation Table presentation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The figures reported in this column do not reflect the actual amount of compensation earned by or paid to Mr. Horgen and the Other NEOs during the applicable calendar year or for the applicable performance year. To calculate the compensation actually paid to the PEO and the average compensation actually paid to the Other NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of compensation actually paid for the periods presented. For equity awards with performance-based vesting conditions, fair value as of the applicable year-end is based on the probable outcome of such conditions as of year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed at the time of grant.

Year	Summary Compensation Table Total ($)	Less Reported Value of Equity Awards for the Covered Year ($)	Plus Year-End Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year ($)	Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value as of Year-End of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Plus Vesting Date Fair Value of Equity Awards Granted in the Covered Year and that Vested in the Same Year ($)(8)	Deduct Fair Value as of Prior Year-End of Equity Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Add Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards that are not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2022	13,743,212	(6,925,000)	10,277,425	(1,822,613)	(2,453,065)	—	—	8,909	12,828,868
2021 (7)	9,063,156	(3,500,000)	4,753,105	34,957,216	5,421,436	—	(108,850)	10,168	50,596,233
2020	7,632,026	(4,275,000)	6,773,906	9,242,984	(99,356)	—	(93,468)	80,075	19,261,168
Other NEOS
2022	5,648,688	(2,712,500)	4,025,560	(717,623)	(479,865)	—	—	2,140	5,766,400
2021 (7)	3,960,965	(1,718,750)	2,334,088	13,800,662	1,793,895	—	(15,387)	2,155	20,157,628
2020	2,346,688	(1,350,000)	1,863,583	1,607,298	(57,503)	189,655	(54,942)	13,775	4,558,555

(3)

For each of 2022 and 2021, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, Mr. Erickson, and Mr. Billings. For 2020, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Billings, Mr. Sean M. Healey, and Mr. Hugh P. B. Cutler. Mr. Healey served as Executive Chairman until his passing in May 2020, and Mr. Cutler retired in May 2020 from his position of Head of Global Distribution.

(4)

For the fiscal year ended December 31, 2022, our Peer Group comprised AllianceBernstein Holding L.P., Ares Management Corporation, Artisan Partners Asset Management Inc., The Carlyle Group Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, Lazard Ltd., Victory Capital Holdings, Inc., and Virtus Investment Partners, Inc. For the fiscal year ended December 31, 2021, our Peer Group also included Ameriprise (the “2021 Peer Group”). Our Peer Group was revised in 2022 to remove Ameriprise to further align peer market capitalizations and business scope with that of AMG. Peer Group TSR based on our 2021 Peer Group was $147 for the fiscal year ended December 31, 2022. For the fiscal year ended December 31, 2020, our Peer Group included AllianceBernstein Holding L.P., Ameriprise, Ares Management Corporation, Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, Lazard Ltd., and T. Rowe Price (the “2020 Peer Group”). Our Peer Group was revised in 2021 to better reflect AMG’s business model at such time and to address industry consolidation. Peer Group TSR based on our 2020 Peer Group was $175 for the fiscal year ended December 31, 2021.

(5)	Reflects the TSR of the S&P MidCap 400® index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report on Form 10-K.
(6)

Economic earnings per share, or EEPS, is a non-GAAP financial measure. Additional information on non-GAAP financial performance measures, including reconciliations to the most directly comparable GAAP measure, can be found in AMG’s Annual Report on Form 10-K under “Supplemental Financial Performance Measures.”

(7)

For 2021, Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the Other NEOs reflect the strong appreciation of AMG’s stock price during 2021, and the consequent increase in value of unvested awards, driven by the unvested value of the one-time special Long-Term Equity Alignment Awards granted in 2019.

(8)	Represents the vesting of equity awards held by Mr. Healey in accordance with such award terms upon the passing of Mr. Healey in May 2020.

Company Selected Measure Name	EEPS
Named Executive Officers, Footnote [Text Block]	For each of 2022, 2021, and 2020, represents the total compensation as reported in the Summary Compensation Table for Mr. Horgen, the Company’s President and Chief Executive OfficerFor each of 2022 and 2021, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, Mr. Erickson, and Mr. Billings. For 2020, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Billings, Mr. Sean M. Healey, and Mr. Hugh P. B. Cutler. Mr. Healey served as Executive Chairman until his passing in May 2020, and Mr. Cutler retired in May 2020 from his position of Head of Global Distribution.
Peer Group Issuers, Footnote [Text Block]	For the fiscal year ended December 31, 2022, our Peer Group comprised AllianceBernstein Holding L.P., Ares Management Corporation, Artisan Partners Asset Management Inc., The Carlyle Group Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, Lazard Ltd., Victory Capital Holdings, Inc., and Virtus Investment Partners, Inc. For the fiscal year ended December 31, 2021, our Peer Group also included Ameriprise (the “2021 Peer Group”). Our Peer Group was revised in 2022 to remove Ameriprise to further align peer market capitalizations and business scope with that of AMG. Peer Group TSR based on our 2021 Peer Group was $147 for the fiscal year ended December 31, 2022. For the fiscal year ended December 31, 2020, our Peer Group included AllianceBernstein Holding L.P., Ameriprise, Ares Management Corporation, Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, Lazard Ltd., and T. Rowe Price (the “2020 Peer Group”). Our Peer Group was revised in 2021 to better reflect AMG’s business model at such time and to address industry consolidation. Peer Group TSR based on our 2020 Peer Group was $175 for the fiscal year ended December 31, 2021.
PEO Total Compensation Amount	$ 13,743,212	$ 9,063,156	$ 7,632,026
PEO Actually Paid Compensation Amount	$ 12,828,868	50,596,233	19,261,168
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid” represents a new calculation of compensation under SEC rules that differs significantly from the Summary Compensation Table presentation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The figures reported in this column do not reflect the actual amount of compensation earned by or paid to Mr. Horgen and the Other NEOs during the applicable calendar year or for the applicable performance year. To calculate the compensation actually paid to the PEO and the average compensation actually paid to the Other NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of compensation actually paid for the periods presented. For equity awards with performance-based vesting conditions, fair value as of the applicable year-end is based on the probable outcome of such conditions as of year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed at the time of grant.

Year	Summary Compensation Table Total ($)	Less Reported Value of Equity Awards for the Covered Year ($)	Plus Year-End Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year ($)	Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value as of Year-End of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Plus Vesting Date Fair Value of Equity Awards Granted in the Covered Year and that Vested in the Same Year ($)(8)	Deduct Fair Value as of Prior Year-End of Equity Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Add Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards that are not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2022	13,743,212	(6,925,000)	10,277,425	(1,822,613)	(2,453,065)	—	—	8,909	12,828,868
2021 (7)	9,063,156	(3,500,000)	4,753,105	34,957,216	5,421,436	—	(108,850)	10,168	50,596,233
2020	7,632,026	(4,275,000)	6,773,906	9,242,984	(99,356)	—	(93,468)	80,075	19,261,168
Other NEOS
2022	5,648,688	(2,712,500)	4,025,560	(717,623)	(479,865)	—	—	2,140	5,766,400
2021 (7)	3,960,965	(1,718,750)	2,334,088	13,800,662	1,793,895	—	(15,387)	2,155	20,157,628
2020	2,346,688	(1,350,000)	1,863,583	1,607,298	(57,503)	189,655	(54,942)	13,775	4,558,555

Non-PEO NEO Average Total Compensation Amount	$ 5,648,688	3,960,965	2,346,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,766,400	20,157,628	4,558,555
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid” represents a new calculation of compensation under SEC rules that differs significantly from the Summary Compensation Table presentation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The figures reported in this column do not reflect the actual amount of compensation earned by or paid to Mr. Horgen and the Other NEOs during the applicable calendar year or for the applicable performance year. To calculate the compensation actually paid to the PEO and the average compensation actually paid to the Other NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table. The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of compensation actually paid for the periods presented. For equity awards with performance-based vesting conditions, fair value as of the applicable year-end is based on the probable outcome of such conditions as of year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed at the time of grant.

Year	Summary Compensation Table Total ($)	Less Reported Value of Equity Awards for the Covered Year ($)	Plus Year-End Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year ($)	Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value as of Year-End of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Plus Vesting Date Fair Value of Equity Awards Granted in the Covered Year and that Vested in the Same Year ($)(8)	Deduct Fair Value as of Prior Year-End of Equity Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Add Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards that are not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2022	13,743,212	(6,925,000)	10,277,425	(1,822,613)	(2,453,065)	—	—	8,909	12,828,868
2021 (7)	9,063,156	(3,500,000)	4,753,105	34,957,216	5,421,436	—	(108,850)	10,168	50,596,233
2020	7,632,026	(4,275,000)	6,773,906	9,242,984	(99,356)	—	(93,468)	80,075	19,261,168
Other NEOS
2022	5,648,688	(2,712,500)	4,025,560	(717,623)	(479,865)	—	—	2,140	5,766,400
2021 (7)	3,960,965	(1,718,750)	2,334,088	13,800,662	1,793,895	—	(15,387)	2,155	20,157,628
2020	2,346,688	(1,350,000)	1,863,583	1,607,298	(57,503)	189,655	(54,942)	13,775	4,558,555

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Company and Peer Group and Index TSR CAP ($ million) $100 $80 $60 $40 $20 $0 2020 2021 2022 $250 $200 $150 $100 $50 $0 TSR PEO Other NEOs Company TSR Peer Group TSR Index TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income CAP ($ million) $100 $80 $60 $40 $20 $0 2020 2021 2022 $1.6 $1.2 $0.8 $0.4 $0.0 Net Income ($ million) PEO Other NEOs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. EEPS CAP ($ million) $100 $80 $60 $40 $20 $0 2020 2021 2022 $25.00 $20.00 $15.00 $10.00 $5.00 $0.00 EEPS PEO Other NEOs EEPS
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures(1)
EEPS
Annual Management Fee EBITDA
Absolute TSR
Relative TSR
(1)

See the “Compensation Discussion and Analysis – Summary of Performance Assessment Target Descriptions and Rationale, and 2022 Target Setting Process” section of this Proxy Statement for more information about the above measures.

Total Shareholder Return Amount	$ 188	195	121
Peer Group Total Shareholder Return Amount	130	172	116
Net Income (Loss)	$ 1,388,100,000	$ 890,100,000	$ 427,000,000.0
Company Selected Measure Amount	20.14	18.28	13.36
PEO Name	Mr. Horgen	Mr. Horgen	Mr. Horgen
Index Total Shareholder Return Amount	$ 123	$ 142	$ 114
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EEPS
Non-GAAP Measure Description [Text Block]	Economic earnings per share, or EEPS, is a non-GAAP financial measure. Additional information on non-GAAP financial performance measures, including reconciliations to the most directly comparable GAAP measure, can be found in AMG’s Annual Report on Form 10-K under “Supplemental Financial Performance Measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Management Fee EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Less Reported Value Of Equity Awards For Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,925,000)	(3,500,000)	(4,275,000)
PEO [Member] | Plus Year End Fair Value Of Outstanding Unvested Equity Awards Granted In Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,277,425	4,753,105	6,773,906
PEO [Member] | Change In Fair Value As Of Year End Of Outstanding Unvested Equity Awards Granted In Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,822,613)	34,957,216	9,242,984
PEO [Member] | Change In Fair Value As Of Year End Of Equity Awards Granted In Prior Years That Vested In Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,453,065)	5,421,436	(99,356)
PEO [Member] | Deduct Fair Value As Of Prior Year End Of Equity Awards That Failed To Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(108,850)	(93,468)
PEO [Member] | Add Fair Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards That Are Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,909	10,168	80,075
Non-PEO NEO [Member] | Less Reported Value Of Equity Awards For Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,712,500)	(1,718,750)	(1,350,000)
Non-PEO NEO [Member] | Plus Year End Fair Value Of Outstanding Unvested Equity Awards Granted In Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,025,560	2,334,088	1,863,583
Non-PEO NEO [Member] | Change In Fair Value As Of Year End Of Outstanding Unvested Equity Awards Granted In Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(717,623)	13,800,662	1,607,298
Non-PEO NEO [Member] | Change In Fair Value As Of Year End Of Equity Awards Granted In Prior Years That Vested In Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(479,865)	1,793,895	(57,503)
Non-PEO NEO [Member] | Plus Vesting Date Fair Value Of Equity Awards Granted In Covered Year And That Vested In Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			189,655
Non-PEO NEO [Member] | Deduct Fair Value As Of Prior Year End Of Equity Awards That Failed To Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(15,387)	(54,942)
Non-PEO NEO [Member] | Add Fair Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards That Are Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,140	$ 2,155	$ 13,775